Related Party Balance and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Parents of the Mr. Tse Shing Fung (a) and Mr. Tse Tsz Tun (b) [Member]
Schedule of Related Party Transactions [Line Items]
Office rental to related parties	$ 6,154	$ 6,154
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Office rental to related parties	6,154	6,154
Repayment to related parties	1,975,614	1,148,940
Mr. Tse Shing Fung (a) [Member]
Schedule of Related Party Transactions [Line Items]
Repayment to related parties	987,807	574,470
Mr. Tse Tsz Tun (b) [Member]
Schedule of Related Party Transactions [Line Items]
Repayment to related parties	$ 987,807	$ 574,470